Trade Notes and Accounts Payable - Summary of Trade Notes and Accounts Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Trade and other current payables [abstract]
Trade notes and accounts payable	$ 17,743	$ 541	$ 14,396